Loans held-for-sale in non-performing status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 18,899	$ 1,092
Commercial Portfolio Segment Member
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	309	603
Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	14,041	489
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 4,549	$ 0